NOTES PAYABLE	6 Months Ended	8 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Notes to Financial Statements [Abstract]
NOTES PAYABLE
3.	NOTES PAYABLE

Bank

In May 2014, the Company entered into a Credit Agreement and related term loan and line of credit with Opus Bank (“ Opus ”). Pursuant to the terms of the agreement, the Company issued a promissory note in the amount of $2,000,000, the proceeds of which were required to be used to finance repayment of the amounts owed to TCA. Monthly payments of principal and interest are required through the maturity date in May 2017. The amounts owed to Colgan and CUB are subordinated to amounts owed to Opus under the Credit Agreement and related debt facilities. Amounts outstanding under the Credit Agreement are secured by substantially all assets of the Company.

The line of credit is for a maximum amount of $3,000,000. Payments of interest only will be due monthly with the unpaid balance due, in full, on the maturity date in May 2017.

As of February 28, 2015, the balance outstanding on the term loan and line of credit amounted to $1,575,758 and $1,500,000, respectively. At February 28, 2015, amounts owed pursuant to the Credit Agreement bear interest at a rate of 5.75% per annum.

In connection with the Credit Agreement, the Company issued 248,011 warrants to purchase common stock at an exercise price of $1.00 per share, which increased to 375,000 warrants due to dilutive issuances of equity by the Company during the eight months ended August 31, 2014. The warrants are exercisable immediately. In the event of future dilutive issuances, the number of warrants issuable shall be increased based on a specified formula. The warrants were valued at $78,281 on the date of issuance, which was recorded as a note discount. During the six months ended February 28, 2015, the Company recognized $13,046 of amortization related to this discount, leaving a balance of $58,712 at February 28, 2015.

Bank

In October 2010, the Company issued a promissory note to California United Bank (“CUB”) for $1,250,000 and has been amended several times since issuance. The note was last amended in May 2013. The note bears interest at a variable rate, subject to a minimum of 7.25% per annum. The interest rate at December 31, 2013 was 7.25%. Payments of interest are due monthly with one payment of all outstanding principal plus accrued interest due on March 5, 2014. The note is secured by substantially all assets of the Company and is guaranteed by one former shareholders/officer, by one shareholders/officer, a trust of one of the officers/shareholders, and UFAS.

In May 2014, the Company and CUB amended the promissory note of $1,250,000 to extend the maturity date to the earlier of i) October 2014 or ii) the completion of specified debt / equity funding. CUB also agreed to subordinate its security interest to another lender if certain criteria were met. In December 2014, the Company entered into a Change in Terms Agreement with California United Bank (“CUB”) which included an extension of the maturity date of the facility to April 30, 2015 and an adjustment of the interest rate to five percent (5%) in excess of the Prime Rate. As of February 28, 2015, the balance remaining is $876,250.

Secured Convertible Note

In December 2014, in consideration for funds in the amount of $500,000 received by Greenwood Hall, Inc. from Colgan Financial Group and Robert Logan (“Logan,” and together with Colgan Financial Group, the “Holder”), the Company executed a secured convertible promissory note. The note bears interest at 12% per year, the interest of which is payable monthly. This is a 3 year note and is secured by substantially all assets of the Company. This note is subordinate to the notes held by Opus Bank and California United Bank.

In connection with this debt, the Company issued the right to purchase warrants upon the payment or conversion of the note principal. The conversion feature and warrants both include provisions that call for the instrument to be converted to equity at a price equal to the lesser of i) $1.50 per share or ii) 85% of the weighted average price per share of the Company’s trading price for the 10 trading days prior to conversion / exercise. As a result of this feature, the warrants and conversion feature are subject to derivative accounting pursuant to ASC 815. Accordingly, the fair value of the warrants and conversion feature on the date of issuance was estimated using an option pricing model and recorded on the Company’s Consolidated Balance Sheet as a derivative liability and a note discount. The fair value of the discount on the issuance date was estimated at $303,024 and is being amortized over the term of the note using the effective interest method. Amortization of the note discount during the six months ended February 28, 2015 amounted to $27,863.

Credit Agreement

During 2013, the Company entered into a Credit Agreement with TCA Global Credit Master Fund, LP (“TCA”). Pursuant to the Credit Agreement, the Company was granted an initial revolving credit facility of $1,500,000, which was subsequently increased to $1,850,000 later in 2013, and may be increased up to $7,000,000 upon i) the written request of the Company and ii) approval by TCA.

In December 2013, the Company and TCA entered into the Second Amendment to Credit Agreement whereby the parties aggregated all amounts owed to TCA under the Credit Agreement, which totaled $2,210,798 inclusive of $330,000 of loan fees incurred in connection with the second amendment. In addition, TCA waived the Company’s default of the terms of the Credit Agreement as of December 2, 2013 in connection with the execution of Second Amendment to Credit Agreement.

Amounts outstanding under the Second Amendment to Credit Agreement bore interest at 15% per annum and are payable in monthly payments of principal and interest commencing in March 2014, with the final payment due in October 2014, and share first priority with California United Bank on a pari passu basis.

As of December 31, 2013, the amount of principal and accrued interest outstanding amounted to $2,210,798 and $25,431, respectively. The $330,000 of loan fees was recorded as a note discount on the date of the promissory note and is being amortized to interest expense over the term of the note. As of December 31, 2013, the unamortized note discount amounted to $298,417.

During the eight months ended August 31, 2014, in connection with the funding of the Opus Credit Agreement, all amounts owed to TCA were paid off and the note discount of $298,417 was recognized as interest expense.

Loan and Security Agreement

During 2013, the Company entered into a Loan and Security Agreement with Colgan Financial Group, Inc. (“ Colgan ”) pursuant to which the Company issued a promissory note of $600,000. The note bears interest at 2.5% per month, is payable in monthly installments of principal and interest through June 2014, is guaranteed by one shareholder of the Company and an advisor to the Company and is secured by substantially all assets of the Company. This note is subordinate to the notes held by California United Bank. In July 2014, a paydown of $144,000 was made in connection with an equity funding. As of February 28, 2015, the balance remaining is $556,000.

During the eight months ended August 31, 2014, the Company issued two convertible promissory notes to Colgan, one in the amount of $175,000 and one in the amount of $200,000. In connection with these two convertible promissory notes, the Company issued 198,409 shares of common stock valued at $186,270 (the estimated fair value of the shares on the issuance date), which was recorded as interest expense during the eight months ended August 31, 2014. In addition, the Company incurred an aggregate of $80,000 in fixed loan fees / interest expense. The notes were paid in full during the eight months ended August 31, 2014.

Unsecured Promissory Note

In March 2014, the Company issued an unsecured promissory note in the amount of $1,350,000. The note bore interest at a rate of 10% per annum and was due in September 2014. This note and related accrued interest was converted to units, comprised of one share of common stock and one warrant at an exercise price of $1.30, in July of 2014 (refer to note 5 for further discussion).

The Company also finances the purchases of small equipment. The amount of such notes is not significant at February 28, 2015. The following is a schedule, by year, of future minimum principal payments required under notes payable as of February 28, 2015:

Years Ending August 31,
2015 (remainder of)	$1,838,571
2016	772,643
2017	514,238
2018	500,000
2019	-
Total	3,625,452
Note discount	(353,873)
$3,271,579

3.	NOTES PAYABLE

Bank

In May 2014, the Company entered into a Credit Agreement and related term loan and line of credit with Opus Bank (“Opus”). Pursuant to the terms of the agreement, the Company issued a promissory note in the amount of $2,000,000, the proceeds of which were required to be used to finance repayment of the amounts owed to TCA. Monthly payments of principal and interest are required through the maturity date in May 2017. The amounts owed to Colgan and CUB are subordinated to amounts owed to Opus under the Credit Agreement and related debt facilities. Amounts outstanding under the Credit Agreement are secured by substantially all assets of the Company.

The line of credit is for a maximum amount of $3,000,000. Payments of interest only will be due monthly with the unpaid balance due, in full, on the maturity date in May 2017.

As of August 31, 2014, the balance outstanding on the term loan and line of credit amounted to $1,939,394 and $1,500,000, respectively. At August 31, 2014, amounts owed pursuant to the Credit Agreement bear interest at a rate of 5.75% per annum.

In connection with the Credit Agreement, the Company issued 248,011 warrants to purchase common stock at an exercise price of $1.01 per share, which increased to 375,000 warrants due to dilutive issuances of equity by the Company during the eight months ended August 31, 2014. The warrants are exercisable immediately. In the event of future dilutive issuances, the number of warrants issuable shall be increased based on a specified formula. The warrants were valued at $78,281 on the date of issuance, which was recorded as a note discount. During the eight months ended August 31, 2014, the Company recognized $6,523 of amortization related to this discount, leaving a balance of $71,758 at August 31, 2014.

Bank

In October 2010, the Company issued two promissory notes to California United Bank (“CUB”). The first promissory note was for $500,000, bore interest at 5.75% per annum, and was secured by substantially all assets of the Company. This note was paid off by its terms during 2013.

The second promissory note is for $1,250,000 and has been amended several times since issuance. The note was last amended in May 2013. The note bears interest at a variable rate, subject to a minimum of 7.25% per annum. The interest rate at December 31, 2013 was 7.25%. Payments of interest are due monthly with one payment of all outstanding principal plus accrued interest due on March 5, 2014. The note is secured by substantially all assets of the Company and is guaranteed by one former shareholders/officer, by one shareholders/officer, a trust of one of the officers/shareholders, and UFAS. The balance outstanding amounted to $1,250,000 at December 31, 2013 and 2012.

In May 2014, the Company and CUB amended the promissory note of $1,250,000 to extend the maturity date to the earlier of i) October 2014 or ii) the completion of specified debt / equity funding. CUB also agreed to subordinate its security interest to another lender if certain criteria were met. As of August 31, 2014, the balance remaining is $876,250.

During the eight months ended August 31, 2014, the Company borrowed $350,000 from CUB relating to overdraft protection. These advances bear interest at a rate of 18% per annum and are considered short-term liabilities. These advances, associated interest and fees were repaid in July 2014.

Credit Agreement

During 2013, the Company entered into a Credit Agreement with TCA Global Credit Master Fund, LP (“TCA”). Pursuant to the Credit Agreement, the Company was granted an initial revolving credit facility of $1,500,000, which was subsequently increased to $1,850,000 later in 2013, and may be increased up to $7,000,000 upon i) the written request of the Company and ii) approval by TCA.

In December 2013, the Company and TCA entered into the Second Amendment to Credit Agreement whereby the parties aggregated all amounts owed to TCA under the Credit Agreement, which totaled $2,210,798 inclusive of $330,000 of loan fees incurred in connection with the second amendment. In addition, TCA waived the Company’s default of the terms of the Credit Agreement as of December 2, 2013 in connection with the execution of Second Amendment to Credit Agreement.

Amounts outstanding under the Second Amendment to Credit Agreement bore interest at 15% per annum and are payable in monthly payments of principal and interest commencing in March 2014, with the final payment due in October 2014, and share first priority with California United Bank on a pari passu basis.

As of December 31, 2013, the amount of principal and accrued interest outstanding amounted to $2,210,798 and $25,431, respectively. The $330,000 of loan fees was recorded as a note discount on the date of the promissory note and is being amortized to interest expense over the term of the note. As of December 31, 2013, the unamortized note discount amounted to $298,417.

During the eight months ended August 31, 2014, in connection with the funding of the Opus Credit Agreement, all amounts owed to TCA were paid off and the note discount of $298,417 was recognized as interest expense.

Loan and Security Agreement

During 2013, the Company entered into a Loan and Security Agreement with Colgan Financial Group, Inc. (“Colgan”) pursuant to which the Company issued a promissory note of $600,000. The note bears interest at 2.5% per month, is payable in monthly installments of principal and interest through June 2014, is guaranteed by one shareholder of the Company and an advisor to the Company and is secured by substantially all assets of the Company. This note is subordinate to the notes held by California United Bank. In July 2014, a paydown of $144,000 was made in connection with an equity funding. As of August 31, 2014, the balance remaining is $456,000.

During the eight months ended August 31, 2014, the Company issued two convertible promissory notes to Colgan, one in the amount of $175,000 and one in the amount of $200,000. In connection with these two convertible promissory notes, the Company issued 198,409 shares of common stock valued at $186,270 (the estimated fair value of the shares on the issuance date), which was recorded as interest expense during the eight months ended August 31, 2014. In addition, the Company incurred an aggregate of $80,000 in fixed loan fees / interest expense. The notes were paid in full during the eight months ended August 31, 2014.

Unsecured Promissory Note

In March 2014, the Company issued an unsecured promissory note in the amount of $1,350,000. The note bore interest at a rate of 10% per annum and was due in September 2014. This note and related accrued interest was converted to units, comprised of one share of common stock and one warrant at an exercise price of $1.30, in July of 2014 (refer to note 5 for further discussion).

The Company also finances the purchases of small equipment. The amount of such notes is not significant at August 31, 2014. The following is a schedule, by year, of future minimum principal payments required under notes payable as of August 31, 2014:

Years Ending August 31,
2015	$2,124,892
2016	772,643
2017	525,345
2018	-
2019	-
Total	3,422,880
Note discount	(71,758)
$3,351,122